FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number
811-4246

C/Funds Group, Inc.
 Exact name of registrant as specified in charter.

201 Center Road, Suite Two, Venice, FL 34285
Address of principal executive offices. Zip code.

C/Funds Group, Inc.
Name and address of agent for service.

941-488-6772
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

June 30, 2003
Date of reporting period.

Item 1: Report to Stockholders.

Investment Advisor

Omnivest Research Corp.
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-4295

Custodian

Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Auditors

Gregory, Sharer & Stuart, P. A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

Investment comments are sent to shareholders in our monthly newsletter and therefore are not, Inc.luded in this semiannual report. This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which, Inc.ludes information regarding the Funds' objectives, policies, management, records, and other information.

C/Funds Group, Inc.

C/Fund
C/Growth Stock Fund
C/Government Fund
C/C.A.R. Fund

June 30, 2003
Semiannual Report

C/Funds Group, Inc.
201 Center Road, Suite Two
Venice, Florida 34285
(941) 488-6772
www.ctrust.com/cfunds.htm

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Schedules of Investments

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Schedule Of Investments C/Fund
June 30, 2003 (Unaudited)
Equities (83.7%) - $3,047,363
Holding	Shares	Value

Air Transportation, Scheduled (0.5%)		$17,200
Southwest Airlines	1,000	17,200

Aircraft & Parts (6.9%)		249,480
Boeing Co.	1,890	64,865
Honeywell International, Inc.	1,890	50,746
United Technologies Corp.	1,890	133,869

Beverages (2.4%)		87,715
Coca-Cola Co.	1,890	87,715

Cigarettes (2.4%)		85,882
Altria Group, Inc.	1,890	85,882

Commercial Banks (4.0%)		145,492
Citigroup, Inc.	1,890	80,892
J. P. Morgan Chase & Co.	1,890	64,600

Computer & Data Processing Services (6.9%)		252,431
IBM Corp.	1,885	155,512
Microsoft Corp.	3,780	96,919

Computer & Office Equipment (1.1%)		40,257
Hewlett Packard Co.	1,890	40,257

Construction & Related Machinery (2.9%)		105,197
Caterpillar	1,890	105,197

Drugs (9.1%)		333,081
Amgen, Inc.	536	35,344
Biogen, Inc.	90	3,417
Bristol Myers Squibb Co.	250	6,787
Chiron Corp.	90	3,947
Genentec, Inc.	200	14,424
Human Genome Sciences	65	822
IDEC Pharmaeceuticals Corp.	85	2,887
Johnson & Johnson	1,890	97,713
MedImmune, Inc.	150	5,455
Merck & Co, Inc.	1,885	114,137
Millennium Pharmaceuticals	130	2,045
Pfizer, Inc.	1,350	46,103

Equities (continued)
Holding	Shares	Value

Eating & Drinking Places (1.1%)		$41,693
McDonald's Restaurants	1,890	41,693

Electronic Components & Accessories (1.1%)		39,331
Intel Corp.	1,890	39,331

Grocery Stores (1.8%)		67,200
Albertsons, Inc.	3,500	67,200

Lumber & Other Building Materials (1.7%)		62,597
Home Depot, Inc.	1,890	62,597

Lumber & Wood Products (0.7%)		25,950
Plum Creek Timber Co.	1,000	25,950

Measuring & Controlling Devices (0.1%)		2,227
Applera Corp., Applied Biosystems Group	117	2,227

Medical Service & Health Insurance (6.0%)		217,500
Berkshire Hathaway, Inc. DE	3	217,500

Miscellaneous (0.0%)		50
PML, Inc.	125	50

Miscellaneous Converted Paper Products (6.7%)		243,772
3M Co.	1,890	243,772

Motor Vehicles & Equipment (1.8%)		68,040
General Motors Corp.	1,890	68,040

Nonclassifiable Establishments (1.5%)		54,205
General Electric Co.	1,890	54,205

Nonferrous Rolling & Drawing (1.3%)		48,195
Alcoa, Inc.	1,890	48,195

Paper & Allied Products (1.8%)		67,530
International Paper Co.	1,890	67,530

Personal Credit Institutions (2.2%)		79,021
American Express Co.	1,890	79,021

Schedule Of Investments C/Fund (Continued)
June 30, 2003 (Unaudited)
Equities (continued)
Holding	Shares	Value

Petroleum Refining (3.6%)		129,341
BP Amoco PLC ADS	1,241	52,147
Exxon Mobil Corp.	1,890	67,870
Royal Dutch Petroleum Co.	200	9,324

Photographic Equipment & Supplies (1.5%)		56,088
Eastman Kodak Co.	2,050	56,088

Plastics Materials & Synthetics (2.2%)		78,700
E. I. Dupont de Nemours & Co.	1,890	78,700

Radio & Television Broadcasting (1.0%)		37,327
Walt Disney Co.	1,890	37,327

Ship & Boat Building & Repairing (2.0%)		72,500
General Dynamics Corp.	1,000	72,500

Soap, Cleaners, & Toilet Goods (4.6%)		168,550
Proctor & Gamble Co.	1,890	168,550

Special Industry Machinery (0.0%)		13
Tice Technology, Inc.	125	13

Telephone Communications, Except Radio (1.5%)		53,012
AT&T Corp.	378	7,277
SBC Communications, Inc.	1,790	45,735

Transportation Services (0.5%)		16,350
GATX Corp.	1,000	16,350

Equities (continued)
Holding	Shares	Value

Variety Stores (2.8%)		101,436
Wal-Mart Stores	1,890	101,436

Preferred Stocks (1.8%) - $64,400
Holding	Shares	Value

Preferred Stocks (1.8%)		64,400
Royal Bank Of Scotland PFD H	2,500	64,400

Governments Fixed (14.5%) - $529,453
Holding	Par Value	Value

Governments--Fixed (14.5%)		529,453
U.S. Treasury Notes 3.625% due 03/31/04	200,000	204,000
U.S. Treasury Notes 4.625% due 05/15/06	300,000	325,453

Fund Totals

TOTAL EQUITIES (83.7%)		3,047,363
TOTAL PREFERRED STOCKS (1.8%)		64,400
TOTAL GOVERNMENTS (14.5%)		529,453
TOTAL INVESTMENTS (100.0%)		3,641,216

Schedule Of Investments C/Growth Stock Fund
June 30, 2003 (Unaudited)
Equities (100.0%) - $869,186
Holding	Shares	Value

Auto & Home Supply Stores (3.7%)		$31,907
Auto Zone	420	31,907

Beverages (2.0%)		17,417
Pepsi Bottling Group	870	17,417

Communications Equipment (3.2%)		27,621
UTstarcom, Inc.	775	27,621

Computer & Data Processing Services (4.2%)		36,412
EBay, Inc.	170	17,680
Intuit, Inc.	420	18,732

Drugs (7.9%)		68,769
Chiron Corp.	385	16,886
Forest Laboratories, Inc.	325	17,794
NBTY, Inc.	760	15,990
Pfizer, Inc.	530	18,099

Drugs, Proprietaries, & Sundries (2.6%)		22,338
McKesson HBOC, Inc.	625	22,338

Eating & Drinking Places (5.7%)		50,028
Applebee's International	610	19,172
Darden Restaurant Group	790	14,994
Sonic Corp.	625	15,862

Educational Services (2.0%)		17,633
Corinthian Colleges	365	17,633

Electric Services (2.0%)		17,560
Progress Energy, Inc.	400	17,560

Fire, Marine, & Casualty Insurance (4.1%)		35,989
Progressive Corp. Ohio	240	17,544
W.R. Berkley Corp.	350	18,445

Health & Allied Services, NEC (2.0%)		17,702
Lincare Holdings, Inc.	560	17,702

Hospitals (1.5%)		13,514
Tenet Healthcare	1,160	13,514

Household Audio & Video Equipment (2.2%)		19,389
Harman International Inds.	245	19,389

Equities (continued)
Holding	Shares	Value

Life Insurance (2.0%)		$16,999
Jefferson Pilot	410	16,999

Lumber & Other Building Materials (3.5%)		30,924
Lowe's Co.	720	30,924

Medical & Dental Laboratories (2.1%)		17,864
Quest Diagnostics, Inc.	280	17,864

Medical Instruments & Supplies (3.5%)		30,176
Stryker Corp.	435	30,176

Medical Service & Health Insurance (12.1%)		104,875
Health Net, Inc.	660	21,747
Humana, Inc.	1,520	22,952
Mid-Atlantic Medical Services	430	22,489
UnitedHealth Group	750	37,687

Metal Cans & Shipping Containers (1.5%)		12,743
Ball Corp.	280	12,743

Misc. Amusement, Recreation Services (2.0%)		17,504
Harrah's Entertainment, Inc.	435	17,504

Misc. Food & Kindred Products (1.8%)		15,712
Starbucks Corp.	640	15,712

Miscellaneous Investing (1.9%)		16,783
Simon Property Group, Inc.	430	16,783

Motorcycles, Bicycles, & Parts (1.7%)		14,948
Harley Davidson, Inc.	375	14,948

Offices & Clinics Of Medical Doctors (2.6%)		22,388
Coventry Health Care, Inc.	485	22,388

Operative Builders (4.5%)		38,953
KB Home	335	20,763
Pulte Homes, Inc.	295	18,190

Ophthalmic Goods (1.9%)		16,516
Cooper Co.	475	16,516

Personal Services (2.1%)		18,165
H&R Block, Inc.	420	18,165

Schedule Of Investments C/Growth Stock Fund (Continued)
June 30, 2003 (Unaudited)
Equities (continued)
Holding	Shares	Value

Petroleum Refining (2.2%)		$18,750
Suncor Energy, Inc.	1,000	18,750

Public Building & Related Furniture (2.1%)		17,976
Johnson Controls, Inc.	210	17,976

Radio & Television Broadcasting (4.1%)		35,692
Clear Channel Communications	430	18,228
Viacom, Inc. CL B	400	17,464

Railroads (1.8%)		15,360
Norfolk Southern Corp.	800	15,360

Equities (continued)
Holding	Shares	Value

Soap, Cleaners, & Toilet Goods (1.7%)		$14,928
The Clorox Co.	350	14,928

Video Tape Rental (1.8%)		15,651
Hollywood Entertainment	900	15,651

Fund Totals

TOTAL EQUITIES (100.0%)		$869,186
TOTAL INVESTMENTS (100.0%)		$869,186

Schedule Of Investments C/Government Fund
June 30, 2003 (Unaudited)
Governments (100.0%) - $3,826,791
Holding	Par Value	Value

Governments--Fixed (100.0%)	$3,826,791
U.S. Treasury Notes, 5.750% due 08/15/03	100,000	100,609
U.S. Treasury Notes, 3.375% due 04/30/04	300,000	305,953
U.S. Treasury Notes, 3.250% due 05/31/04	300,000	306,094
U.S. Treasury Notes, 6.000% due 08/15/04	100,000	105,562
U.S. Treasury Notes, 2.125% due 08/31/04	500,000	506,328
FHLB Notes, 3.625% due 10/15/04	200,000	206,220
FHLB Notes, 4.000% due 02/15/05	700,000	729,540
FHLB Notes, 2.500% due 03/15/06	300,000	306,000
U.S. Treasury Notes, 4.625% due 05/15/06	200,000	216,969
U.S. Treasury Notes, 3.500% due 11/15/06	500,000	527,344
U.S. Treasury Notes, 3.000% due 11/15/07	500,000	516,172

Fund Totals

TOTAL GOVERNMENTS (100.0%)	$3,826,791
TOTAL INVESTMENTS (100.0%)	$3,826,791

Schedule Of Investments C/Community Association Reserve fund
June 30, 2003 (Unaudited)
Governments (100.0%) - $512,380
Holding	Par Value	Value

Governments--Fixed (100.0%)		$512,380
FNMA Notes, 4.000% due 08/15/03	100,000	100,340
FHLB Notes, 5.375% due 01/5/04	100,000	102,140
FNMA Notes, 5.625% due 05/14/04	100,000	103,980
FNMA Notes, 3.500% due 09/15/04	100,000	102,810
FHLB Notes, 3.625% due 10/15/04	100,000	103,110

Fund Totals

TOTAL GOVERNMENTS (100.0%)		$512,380
TOTAL INVESTMENTS (100.0%)		$512,380

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Financial Statements

C/Funds Group, Inc. Statements Of Assets And Liabilities
June 30, 2003 (Unaudited)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Securities at Amortized Cost	$3,504,720	$801,207	$3,761,481	$501,296

ASSETS
Cash & Equivalents	$49,522	$266,026	$1,016,086	$144,480
Investment in Securities	3,641,216	869,186	3,826,791	512,380
Receivables
Dividends & Interest	8,120	291	30,336	6,691
Expense Waiver	955	1,505	0	0
Other	8,241	2,219	1,097	324
	3,708,054	1,139,227	4,874,310	663,875

LIABILITES
Advisor Fee & Other Payables	1,547	474	932	138
	1,547	474	932	138

NET ASSETS	$3,706,507	$1,138,753	$4,873,378	$663,737

CAPITAL SHARES	272,171	110,198	476,405	66,583

NET ASSET VALUE PER SHARE	$13.62	$10.33	$10.23	$9.97

C/Funds Group, Inc. Statements of Operations
For Six Months Ending June 30, 2003 (Unaudited)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INVESTMENT INCOME
Dividends	$34,111	$2,740	$0	$0
Interest	9,367	399	44,077	11,324
	43,478	3,139	44,077	11,324
OPERATING EXPENSES
Investment advisory fee	17,678	5,130	10,195	1,769
Professional and administrative fees	11,900	3,330	3,636	833
Registration fees	1,635	487	611	100
Custodian fees	6,390	1,863	7,419	1,286
Directors fees	4,693	1,365	2,029	313
Printing	1,028	293	523	70
Miscellaneous	236	10	132	20
Prepaid Allocation	(8,241)	(2,219)	(1,097)	(324)
	35,319	10,259	23,448	4,067

NET INVESTMENT INCOME (LOSS)	8,159	(7,120)	20,629	7,257

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Change in unrealized (depreciation) appreciation in investments	190,242	68,754	31,570	(5,740)
Net realized (loss) gain on investments	4,857	80,525	0	770
NET GAIN (LOSS) ON INVESTMENTS	195,099	149,279	31,570	(4,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$203,258	$142,159	$52,199	$2,287

C/Funds Group, Inc. Statements of Changes in Net Assets
For Six Months Ending June 30, 2003 (Unaudited)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,159	($7,120)	$20,629	$7,257
Net realized gain (loss) on investments	4,857	80,525	0	770
Change in unrealized appreciation (depreciation) in investments	190,242	68,754	31,570	(5,740)
Net increase (decrease) in net assets resulting from operations	203,258	142,159	52,199	2,287

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment income	(2,720)	0	(20,629)	(7,257)
Return of capital	0	0	(15,854)	(2,135)
	(2,720)	0	(36,483)	(9,392)

CAPITAL SHARE TRANSACTIONS
Shares sold	154,181	15,260	2,919,093	183,145
Reinvested distributions	2,394	0	2,244	9,217
Shares redeemed	(256,483)	(13,760)	(1,136,602)	(288,879)
	(99,908)	1,500	1,784,735	(96,517)

Net increase (decrease) in net assets	$100,630	$143,659	$1,800,451	($103,622)

NET ASSETS
Beginning of year	3,605,877	995,094	3,072,927	767,359
End of six month period	$3,706,507	$1,138,753	$4,873,378	$663,737

C/Funds Group, Inc. Statements of Changes in Net Assets
For the Year Ending December 31, 2002 (From Audited Financial Statements)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$49,437	($11,949)	$14,755	$18,857
Net realized gain (loss) on investments	44,206	(76,641)	4,300	5,290
Change in unrealized (depreciation) appreciation in investments	(92,539)	(250,885)	27,405	5,359
Net increase (decrease) in net assets resulting from operations	1,104	(339,475)	46,460	29,506

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(50,644)	0	(14,755)	(18,857)
Net realized long-term gain on investments	0	(5,022)	0	0
Return of capital	(43,190)	(416)	(11,062)	(4,748)
	(93,834)	(5,438)	(25,817)	(23,605)

CAPITAL SHARE TRANSACTIONS
Shares sold	222,218	79,625	3,865,860	665,319
Reinvested distributions	84,110	5,179	7,459	23,574
Shares redeemed	(825,468)	(429,861)	(1,276,456)	(703,224)
	(519,140)	(345,057)	2,596,863	(14,331)

Net increase (decrease) in net assets	($611,870)	($689,970)	$2,617,506	($8,430)

NET ASSETS
Beginning of year	4,217,747	1,685,064	455,421	775,789
End of year	$3,605,877	$995,094	$3,072,927	$767,359

C/Funds Group, Inc.

Item 2: Code of Ethics.
Not required for semiannual filing.

Item 3: Audit Committee Financial Expert.
Not required for semiannual filing.

Item 4: Principal Accountant Fees and Services.
Not required for semiannual filing.

Item 5:   Reserved.

Item 6:   Reserved.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc.

Item 8:   Reserved.

Item 9: Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Note:
Roland G. Caldwell, Jr., President of C/Funds Group, Inc., is the sole applicable responding officer for C/Funds Group, Inc.

Item 10: Exhibits.

  Any code of ethics or amendment thereto. Not required for semiannual reports.
  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
  Filed herewith.
  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	August 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	August 26, 2003

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.